Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000064595 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064595 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064595 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064595 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064595 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064595 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064595 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064595 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064595 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064595 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064595 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064595 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000064595 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000064595 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064595 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064595 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064595 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000064595 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064595 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064595 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064595 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064595 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064595 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064595 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064595 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064595 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064595 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000064595 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064595 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064595 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064596 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064596 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064596 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064596 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064596 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064596 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064596 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064596 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064596 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064596 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064596 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064596 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000064596 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000064596 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064596 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064596 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064596 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000064596 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064596 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064596 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064596 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064596 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064596 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064596 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064596 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064596 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064596 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000064596 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064596 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064596 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148174 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148174 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148174 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148174 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148174 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000148174 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148174 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000148174 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000148174 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148174 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148174 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148174 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000148174 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000148174 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000148174 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148174 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148174 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000148174 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000148174 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148174 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148174 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148174 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148174 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148174 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148174 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148174 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148174 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000148174 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148174 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148174 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064597 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064597 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064597 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064597 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064597 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064597 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064597 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064597 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064597 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064597 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064597 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064597 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000064597 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000064597 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064597 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064597 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064597 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000064597 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064597 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064597 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064597 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064597 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064597 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064597 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064597 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064597 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064597 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000064597 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064597 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064597 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064598 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064598 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064598 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064598 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064598 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064598 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064598 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064598 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064598 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064598 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064598 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064598 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000064598 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000064598 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064598 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064598 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064598 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000064598 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064598 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064598 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064598 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064598 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064598 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064598 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064598 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064598 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064598 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000064598 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064598 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064598 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%